INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 PRC	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2008 PRC	Dec. 31, 2013 Xueda HK Hong Kong	Dec. 31, 2013 Xuecheng Century PRC	Dec. 31, 2012 Xuecheng Century PRC	Dec. 31, 2014 Xuecheng Century PRC Forecast	Dec. 31, 2013 Xueda Information and its subsidiaries
Current and deferred components of income tax expense (benefit)
Current	$ 8,302	$ 3,179	$ 4,562
Deferred	(820)	(2,303)	(2,078)
INCOME TAXES
Total income tax expenses	7,482	876	2,484
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	16.50%
Preferential income tax rate for certified software enterprise (as a percent)									12.50%	12.50%	12.50%
Net operating loss carry forwards												16,100
Current deferred tax assets
Deferred income-current	104	104
Accrued expenses	6,671	4,420
Less: valuation allowance	(636)	(189)
Net current deferred tax assets	6,139	4,335
Noncurrent deferred tax assets
Deferred income-noncurrent	78	182
Net operating loss carry forwards	4,025	3,816
Less: valuation allowance	(2,643)	(1,413)
Net noncurrent deferred tax assets	1,460	2,585
Noncurrent deferred tax liabilities
Acquired intangible assets		(141)
Net non-current deferred tax liabilities		(141)
Limit on advertising expenses deductible for period, as a percentage of gross revenues. Amounts in excess of limit may be carried forward	15.00%
Deferred tax asset for investment of Xuecheng Century in Xueda information	$ 0